Variable interest entities (Details) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	May 31, 2011	Mar. 31, 2008 JPY (¥)	Jan. 31, 2010 Mexican Subsidiary [Member] JPY (¥)	Mar. 31, 2010 Mexican Subsidiary [Member] JPY (¥)	Jan. 31, 2009 Mexican Subsidiary [Member] JPY (¥)	Mar. 31, 2011 Subsidiaries [Member] USD ($)	Mar. 31, 2011 Subsidiaries [Member] JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Not the Primary Beneficiary [Member] USD ($)	Mar. 31, 2011 Variable Interest Entity, Not the Primary Beneficiary [Member] JPY (¥)	Mar. 31, 2011 Variable Interest Entity [Member] USD ($)	Mar. 31, 2011 Variable Interest Entity [Member] JPY (¥)	Mar. 31, 2011 Variable Interest Entity [Member] Guarantee of Indebtedness of Others [Member] USD ($)	Mar. 31, 2011 Variable Interest Entity [Member] Market Value Guarantee [Member] USD ($)	Mar. 31, 2011 Sony's U.S. based music publishing subsidiary [Member] JPY (¥)
Assets [Abstract]
Cash and cash equivalents	¥ 1,014,412	¥ 1,191,608	¥ 660,789		¥ 1,086,431												¥ 4,862
Account receivables, net																	227
Other current assets																	20,603
Property, plant and equipment, net	924,868	1,007,951												14,837			863
Intangibles, net	391,122	378,917															57,895
Goodwill	469,005	438,869	443,958														12,689
Other	460,054	475,985															7,574
Total assets	12,924,988	12,866,114												104,713			104,713
Liabilities [Abstract]
Accounts payable and accrued expenses																	32,034
Other current liabilities	430,488	376,340															2,619
Other	226,952	188,088															1,893
Total liabilities	9,969,086	9,580,559												36,546			36,546
Variable Interest Entities (Textuals) [Abstract]
Maximum sale price to obligate company for shortfall													255
Absolute amount company obligated to pay for minimum guarantee																214
Value of building for purchase during lease term													255
Property, plant and equipment, net	924,868	1,007,951												14,837			863
Long-term debt														21,236
Guaranteed annual dividend for third party investor													17.5
Guarantee for minimum offer to creditor of third party investor															303
Ownership interest of third party investors in music publishing subsidiary													50.00%	50.00%
Minimum fair value of assets held by trust													303
Total assets	12,924,988	12,866,114												104,713			104,713
Total liabilities	9,969,086	9,580,559												36,546			36,546
Joint venture agreement for acquiring international distribution rights											12
Purchase commitment excluding long term commitment quantity acquired				12
Amount of financing capitalized for joint venture agreement											406
Amount of financing contributed by subsidiary determined as primary beneficiary											11
Amount of financing contributed by unrelated third party investors											95
Amount of financing funded through bank credit facility											300
Film costs related to international distribution rights acquired from VIE										67
Participation liabilities due to VIE										1,098
Number of films to be financed under two agreements with VIEs									19
Amount received under two agreements with VIEs to fund production or acquisition cost of films									565
Commitment received from third VIE to fund production or acquisition cost of films on revolving basis									525
Number of films released										18
Amount funded by third VIE									554
Ownership interest sold in subsidiary						90.00%
Sold other assets including machinery and equipment	18,743	15,671	153,439			4,520
Sold inventories								5,619
Received in connection with sale of controlling interest in subsidiary							11,189
Loss in connection with sale of controlling interest in subsidiary							1,664
Accounts receivable-non trade												21,953
Accounts payable												¥ 20,853